UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number:  028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Jerrold N. Fine             Westport, CT              8/14/2012
    ------------------------   ------------------------------  ----------
         [Signature]                  [City, State]             [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                   76
                                               -------------

Form 13F Information Table Value Total:            $ 186,570
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number                Name


      1.   028-12871                       CHARTER OAK MANAGEMENT GP LLC

      2.   028-13964                       FINE PARTNERS, L.P.

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ABERCROMBIE & FITCH CO.     CLA            002896207      631   18,490 SH       DEFINED    1, 2      18,490      0    0
ABERCROMBIE & FITCH CO.     CLA            002896207       52    1,510 SH       DEFINED    1          1,510      0    0
ALLEGHENY TECHNOLOGIES INC  COM            01741R102    5,159  161,783 SH       DEFINED    1, 2     161,783      0    0
ALLEGHENY TECHNOLOGIES INC  COM            01741R102      421   13,217 SH       DEFINED    1         13,217      0    0
ASBURY AUTOMOTIVE GROUP INC COM            043436104    1,095   46,237 SH       DEFINED    1, 2      46,237      0    0
ASBURY AUTOMOTIVE GROUP INC COM            043436104       89    3,763 SH       DEFINED    1          3,763      0    0
CENTURYLINK INC             COM            156700106    1,826   46,233 SH       DEFINED    1, 2      46,233      0    0
CENTURYLINK INC             COM            156700106      149    3,767 SH       DEFINED    1          3,767      0    0
EVEREST RE GROUP LTD        COM            G3223R108   16,549  159,905 SH       DEFINED    1, 2     159,905      0    0
EVEREST RE GROUP LTD        COM            G3223R108    1,348   13,024 SH       DEFINED    1         13,024      0    0
FEDEX CORP                  COM            31428X106    4,737   51,707 SH       DEFINED    1, 2      51,707      0    0
FEDEX CORP                  COM            31428X106      386    4,212 SH       DEFINED    1          4,212      0    0
FORD MTR CO DEL             COM PAR $0.01  345370860      665   69,298 SH       DEFINED    1, 2      69,298      0    0
FORD MTR CO DEL             COM PAR $0.01  345370860       55    5,702 SH       DEFINED    1          5,702      0    0
GEO GROUP INC               COM            36159R103    2,098   92,327 SH       DEFINED    1, 2      92,327      0    0
GEO GROUP INC               COM            36159R103      174    7,673 SH       DEFINED    1          7,673      0    0
GREENBRIER COS INC          COM            393657101    4,871  277,097 SH       DEFINED    1, 2     277,097      0    0
GREENBRIER COS INC          COM            393657101      394   22,409 SH       DEFINED    1         22,409      0    0
HANESBRANDS INC             COM            410345102      897   32,355 SH       DEFINED    1, 2      32,355      0    0
HANESBRANDS INC             COM            410345102       73    2,645 SH       DEFINED    1          2,645      0    0
HERTZ GLOBAL HOLDINGS INC   COM            42805T105    5,586  436,370 SH       DEFINED    1, 2     436,370      0    0
HERTZ GLOBAL HOLDINGS INC   COM            42805T105      445   34,788 SH       DEFINED    1         34,788      0    0
HOLOGIC INC                 COM            436440101    1,668   92,443 SH       DEFINED    1, 2      92,443      0    0
HOLOGIC INC                 COM            436440101      136    7,557 SH       DEFINED    1          7,557      0    0
KOHLS CORP                  COM            500255104    2,523   55,472 SH       DEFINED    1, 2      55,472      0    0
KOHLS CORP                  COM            500255104      206    4,528 SH       DEFINED    1          4,528      0    0
MARTEN TRANS LTD            COM            573075108    5,348  251,543 SH       DEFINED    1, 2     251,543      0    0
MARTEN TRANS LTD            COM            573075108      440   20,693 SH       DEFINED    1         20,693      0    0
MEDTRONIC INC               COM            585055106    1,790   46,222 SH       DEFINED    1, 2      46,222      0    0
MEDTRONIC INC               COM            585055106      146    3,778 SH       DEFINED    1          3,778      0    0
MENS WEARHOUSE INC          COM            587118100      520   18,493 SH       DEFINED    1, 2      18,493      0    0
MENS WEARHOUSE INC          COM            587118100       42    1,507 SH       DEFINED    1          1,507      0    0
METLIFE INC                 COM            59156R108    3,519  114,081 SH       DEFINED    1, 2     114,081      0    0
METLIFE INC                 COM            59156R108      263    8,509 SH       DEFINED    1          8,509      0    0
MICROSOFT CORP              COM            594918104    5,779  188,931 SH       DEFINED    1, 2     188,931      0    0
MICROSOFT CORP              COM            594918104      471   15,390 SH       DEFINED    1         15,390      0    0
MURPHY OIL CORP             COM            626717102   43,800  118,400 SH  CALL DEFINED    1, 2     118,400      0    0
MURPHY OIL CORP             COM            626717102    3,600    9,600 SH  CALL DEFINED    1          9,600      0    0
MYLAN INC                   COM            628530107   13,468  630,240 SH       DEFINED    1, 2     630,240      0    0
MYLAN INC                   COM            628530107    1,097   51,340 SH       DEFINED    1         51,340      0    0
NIC INC                     COM            62914B100      900   70,828 SH       DEFINED    1, 2      70,828      0    0
NIC INC                     COM            62914B100       73    5,772 SH       DEFINED    1          5,772      0    0
NCR CORP NEW                COM            62886E108    3,965  174,445 SH       DEFINED    1, 2     174,445      0    0
NCR CORP NEW                COM            62886E108      329   14,480 SH       DEFINED    1         14,480      0    0
NORTHWEST NAT GAS CO        COM            667655104    2,200   46,223 SH       DEFINED    1, 2      46,223      0    0
NORTHWEST NAT GAS CO        COM            667655104      180    3,777 SH       DEFINED    1          3,777      0    0
NUANCE COMMUNICATIONS INC   COM            67020Y100    1,096   46,006 SH       DEFINED    1, 2      46,006      0    0
NUANCE COMMUNICATIONS INC   COM            67020Y100       89    3,748 SH       DEFINED    1          3,748      0    0
OCCIDENTAL PETE CORP DEL    COM            674599105   13,396  156,188 SH       DEFINED    1, 2     156,188      0    0
OCCIDENTAL PETE CORP DEL    COM            674599105    1,091   12,723 SH       DEFINED    1         12,723      0    0
PRUDENTIAL FINL INC         COM            744320102    3,577   73,866 SH       DEFINED    1, 2      73,866      0    0
PRUDENTIAL FINL INC         COM            744320102      291    6,017 SH       DEFINED    1          6,017      0    0
STAPLES INC                 COM            855030102      603   46,222 SH       DEFINED    1, 2      46,222      0    0
STAPLES INC                 COM            855030102       49    3,778 SH       DEFINED    1          3,778      0    0
SOUTH JERSEY INDS INC       COM            838518108    1,359   26,669 SH       DEFINED    1, 2      26,669      0    0
SOUTH JERSEY INDS INC       COM            838518108      111    2,172 SH       DEFINED    1          2,172      0    0
SOUTHWEST GAS CORP          COM            844895102    2,018   46,223 SH       DEFINED    1, 2      46,223      0    0
SOUTHWEST GAS CORP          COM            844895102      165    3,777 SH       DEFINED    1          3,777      0    0
SOUTHWESTERN ENERGY CO      COM            845467109    5,011  156,936 SH       DEFINED    1, 2     156,936      0    0
SOUTHWESTERN ENERGY CO      COM            845467109      407   12,744 SH       DEFINED    1         12,744      0    0

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
SPDR GOLD TRUST             COM            78463V107    1,470    9,475 SH       DEFINED    1, 2       9,475      0    0
SPDR GOLD TRUST             COM            78463V107      120      772 SH       DEFINED    1            772      0    0
TIFFANY & CO NEW            COM            886547108      734   13,870 SH       DEFINED    1, 2      13,870      0    0
TIFFANY & CO NEW            COM            886547108       60    1,130 SH       DEFINED    1          1,130      0    0
UIL HLDG CORP               COM            902748102    3,306   92,183 SH       DEFINED    1, 2      92,183      0    0
UIL HLDG CORP               COM            902748102      269    7,509 SH       DEFINED    1          7,509      0    0
USA TRUCK INC               COM            902925106       90   18,785 SH       DEFINED    1, 2      18,785      0    0
USA TRUCK INC               COM            902925106        7    1,515 SH       DEFINED    1          1,515      0    0
VERIFONE SYS INC            COM            92342Y109    3,057   92,387 SH       DEFINED    1, 2      92,387      0    0
VERIFONE SYS INC            COM            92342Y109      245    7,395 SH       DEFINED    1          7,395      0    0
WAL-MART STORES INC         COM            931142103    3,219   46,171 SH       DEFINED    1, 2      46,171      0    0
WAL-MART STORES INC         COM            931142103      267    3,829 SH       DEFINED    1          3,829      0    0
WABASH NATL CORP            COM            929566107    2,194  331,407 SH       DEFINED    1, 2     331,407      0    0
WABASH NATL CORP            COM            929566107      179   27,093 SH       DEFINED    1         27,093      0    0
WHITING USA TRUST II        TR UNIT        966388100    1,781   92,998 SH       DEFINED    1, 2      92,998      0    0
WHITING USA TRUST II        TR UNIT        966388100      146    7,602 SH       DEFINED    1          7,602      0    0